Post balance sheet events (Details) - GBP (£) £ in Millions, shares in Millions	2 Months Ended	12 Months Ended
	Feb. 15, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Consideration for shares repurchased		£ 2,416.0	£ 2,054.0	£ 1,806.0
Share repurchases
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased and cancelled	64.6
Consideration for shares repurchased	£ 138.5